Loans Due From Third Parties (Details) - Schedule of allowance for credit losses - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans Due From Third Parties (Details) - Schedule of allowance for credit losses [Line Items]
Balance at beginning of the year	$ 39,446	$ 27,432	$ 4,870,838
Reduction due to deconsolidation			(4,870,838)
Provisions	53,191	12,014	27,432
Balance at end of the year	$ 92,637	$ 39,446	$ 27,432